Long-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
As of June 30, 2013 and December 31, 2012, our long-term debt consisted of the following (in thousands):

	June 30,	December 31,
	2013	2012
Long-term debt
2016 Notes	$1,665,500	$1,665,500
2020 Notes	420,000	420,000
Total long-term debt	2,085,500	2,085,500
Long-term debt discount
2016 Notes	(16,040)	(18,387)
Total long-term debt, net of discount	$2,069,460	$2,067,113

As of December 31, 2012 and 2011, our long-term debt consisted of the following (in thousands):

	December 31,
	2012	2011
2013 Notes	$—	$550,000
2016 Notes	1,665,500	1,665,500
2020 Notes	420,000	—
Total long-term, debt	2,085,500	2,215,500

Long-term debt discount
2016 Notes	(18,387)	(23,082)
Total long-term debt, net of discount	$2,067,113	$2,192,418

Schedule of Maturities of Long-term Debt
Below is a schedule of future principal payments that we are obligated to make on our outstanding debt at December 31, 2012 (in thousands):

	Payments Due for the Years Ended December 31,
	Total	2013	2014 to 2015	2016 to 2017	Thereafter
Debt (including related parties):
2016 Notes	$1,665,500	$—	$—	$1,665,500	$—
2020 Notes	420,000	—	—	—	420,000
Debt (including related parties)	$2,085,500	$—	$—	$1,665,500	$420,000